AETOS CAPITAL



                                  Independence,

                             experience, discipline

                                 and flexibility,

                                   A PLATFORM

                                  designed with

                              institutions in mind.

                                     - - - -

                Aetos Capital Multi-Strategy Arbitrage Fund, LLC
            Aetos Capital Distressed Investment Strategies Fund, LLC
                  Aetos Capital Long/Short Strategies Fund, LLC
                Aetos Capital Market-Neutral Strategies Fund, LLC

                                     - - - -

Anne Casscells        Jeff Mora            James Gibbons       Linda Fitzgerald
CHIEF INVESTMENT      SENIOR PORTFOLIO     PORTFOLIO           RISK MANAGER
OFFICER               MANAGER              MANAGER




                               Aetos Capital, LLC
    Menlo Park, California (650) 234-1860 /// New York, New York (212) 201-2500

   For more complete information about the Funds, including information about charges, expenses and risk considerations, contact Jacob Walthour at (212) 201-2516 for a Prospectus. Please read the Prospectus carefully before investing.